PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	As of December 31,
	2013	2014
Buildings	$75,392	$96,309
Vehicles	2,912	2,843
Fixtures and equipment	243,921	293,354
Building improvements	92,476	108,160

Total	414,701	500,666
Less: Accumulated depreciation	(183,380)	(231,476)

Subtotal	231,321	269,190
Construction in progress	47,933	82,498

Property, plant and equipment, net	$279,254	$351,688